UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO
SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2025 to September 30, 2025

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: _______________________

Central Index Key Number of securitizer: 0001891106

Eli Sethre, (763) 746-7760

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ____________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________________

Central Index Key Number of underwriter (if applicable): ___________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Channel Partners Capital, LLC (“CPC”) has no repurchase demand activity to report for the period ended September 30, 2025, with respect to the assets it sold to CPC Asset Securitization IV, LLC (CPCAS 2025-1), which CPC has indicated by checking the appropriate box on the cover page of this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 13, 2025

Channel Partners Capital, LLC, as Securitizer

	By:	/s/ Eli Sethre
	Name:	Eli Sethre
	Title:	Chief Financial Officer

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